UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.

Date of Report (Date of earliest event reported):
Commission File Number of securitizer:
Central Index Key Number of securitizer:

_______________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000807641

                     GS Mortgage-Backed Securities Trust 2025-NQM1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:

                                  Michael Dente, (212) 357-3598
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G.  Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 11, 2025

GS Mortgage Securities Corp.
(Depositor)

By:   /s/ Michael Dente
        Name: Michael Dente
        Title: Vice President

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1 - Execution Summary
Schedule 2 - Exception Standard Report
Schedule 3 - Complete Exception
Schedule 4 - Supplemental Report
Schedule 5 - Valuation Report
Schedule 6 - GS Securitization Report
Schedule 7 - Data Compare Report

99.2	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 - Executive Summary
Schedule 2 - Rating Agency Grades
Schedule 3 - Exception Grades
Schedule 4 - Valuation Report
Schedule 5 - Supplemental Data
Schedule 6 - ASF Addendum Business Purpose
Schedule 7 - Data Compare Summary

99.3	Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1 - Narrative
Schedule 2 - Rating Agency Grades Report
Schedule 3 - GS Exception Detail Report
Schedule 4 - Non-QM Supplemental
Schedule 5 - Valuation Securitization Report
Schedule 6 - Borrower Designation
Schedule 7 - DI Report
Schedule 8 - DI Report – DD Standard

99.4	Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1 - Executive Summary/Narrative
Schedule 2 - Standard Findings Report
Schedule 3 - Rating Agency Grade Summary Report
Schedule 4 - ATR OR QM Report
Schedule 5 - Supplemental Data Extract Report
Schedule 6 - Business Purpose
Schedule 7 - Valuation Report
Schedule 8 - Data Compare Report

99.5	Disclosures required by Rule 15Ga-2 for Selene Diligence LLC

Schedule 1 - Due Diligence Narrative Report
Schedule 2 - Rating Agency Grades
Schedule 3 - Standard Findings Report
Schedule 4 - Valuation Report
Schedule 5 - MLS Report
Schedule 6 - Supplemental Data Extract Report
Schedule 7 - Business Purpose Supplement
Schedule 8 - Data Compare Report